Leases	12 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases
Note 15 — Leases
As discussed in Note 2, the operating lease expense is recorded on a straight-line basis over the lease term.
Lease costs were as follows
:

	Year Ended September 30,
	2022	2021	2020
Total net lease cost(1)	$107,883	$97,169	$91,025

(1)	Variable lease cost is immaterial.
Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2022	2021
Lease liability payments	$79,495	$79,028
Lease assets obtained in exchange for liabilities	$15,115	$14,580

	As of September 30,
	2022	2021
Weighted average remaining lease term — Operating leases	5.9 Years	6.4 Years
Weighted average discount rate — Operating leases	3.5%	3.7%
The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2022:

For the year ended September 30,

2023	$49,433
2024	37,062
2025	30,863
2026	24,909
2027	17,872
Thereafter	47,403

Total lease payments	$207,542
Less: imputed interest	(25,828)

Present value of lease liabilities	$181,714

As of September 30, 2022 and September 30, 2021, the Company had no material finance leases.